Summary Information Relating to Impaired Loans (Detail) - Gross Loans ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Average impaired loans, net of allowance	₨ 50,378.2	$ 728.4	₨ 41,683.2	₨ 29,612.1
Interest income recognized on impaired loans	₨ 6,994.7	$ 101.1	₨ 7,433.7	₨ 3,472.7